Summary of significant accounting policies: - Restricted investments and Inventories (Details) - USD ($)		12 Months Ended
	Oct. 01, 2020	Dec. 31, 2018	Dec. 31, 2017
Restricted investments
Guaranteed interest rate on deposit (as a percent)		5.00%	5.00%
Restricted investments		$ 653,158,000	$ 882,909,000
Restricted investments, long-term		503,158,000	653,585,000
Inventories
Fossil fuels inventories		48,709,000	54,050,000
Spare parts		$ 210,379,000	$ 212,169,000
Forecast
Restricted investments
Guaranteed interest rate on deposit (as a percent)	4.00%